CAPITAL SECURITIES - Capital Securities Outstanding (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Total capital securities	$ 3,079	$ 2,835
Current	749	795
Non-current	2,330	2,040
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 140	189
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.375%
Series 2, Class A Preferred Equity Units | Operating Partnership
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.50%
Total capital securities	$ 594	587
Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.75%
Series 3, Class A Preferred Equity Units | Operating Partnership
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 570	564
Limited Partner Units | Operating Partnership
Disclosure of classes of share capital [line items]
Shares outstanding	19,000,749
Cumulative dividend rate	6.25%
Total capital securities	$ 466	474
Series 1, Senior Preferred Shares | Brookfield Property Split Corp.
Disclosure of classes of share capital [line items]
Shares outstanding	598,878
Cumulative dividend rate	5.25%
Total capital securities	$ 15	16
Series 2, Senior Preferred Shares | Brookfield Property Split Corp.
Disclosure of classes of share capital [line items]
Shares outstanding	265,142
Cumulative dividend rate	5.75%
Total capital securities	$ 5	7
Series 3, Senior Preferred Shares | Brookfield Property Split Corp.
Disclosure of classes of share capital [line items]
Shares outstanding	344,757
Cumulative dividend rate	5.00%
Total capital securities	$ 6	8
Series 4, Senior Preferred Shares | Brookfield Property Split Corp.
Disclosure of classes of share capital [line items]
Shares outstanding	281,361
Cumulative dividend rate	5.20%
Total capital securities	$ 5	7
Series A Preferred Shares | Rouse Properties L.P. ("Rouse")
Disclosure of classes of share capital [line items]
Shares outstanding	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 152	145
Preference shares | BSREP V Iron REIT L.P.
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.00%
Total capital securities	$ 38	0
Preference shares | Alstria Prime Portfolio GmbH & Co. (“Alstria Office Prime”)
Disclosure of classes of share capital [line items]
Shares outstanding	19,472,214
Total capital securities	$ 108	109
Preference shares | Brookfield India Real Estate Trust (“India REIT”)
Disclosure of classes of share capital [line items]
Shares outstanding	287,235,005
Total capital securities	$ 980	$ 729
Dividend rate, percent of distributable cash flows	90.00%